COMBINED AND CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 34,098,812	$ 68,919,995
Short-term investments	10,021,963	0
Prepaid expenses and other current assets	1,513,006	728,126
Receivable from related party	0	10,366
Total Current Assets	45,633,781	69,658,487
Restricted cash	142,168	142,079
Property and equipment, net	58,364	40,513
Patent acquisition costs, net	39,365	52,483
Total Assets	45,873,678	69,893,562
Current Liabilities:
Accounts payable	2,214,313	4,320,588
Accrued expenses	1,837,647	408,222
Liability related to options and warrants	7,662,808	16,396,158
Total Current Liabilities	11,714,768	21,124,968
Other long-term liability	56,360	49,069
Total liabilities	11,771,128	21,174,037
Commitments and Contingencies
Shareholders' Equity:
Share capital of GBP .01 par value Authorized: 5,000,000,000 ordinary shares; issued and outstanding: 1,177,693,383 at December 31, 2016 and 2015, respectively	18,340,894	18,340,894
Additional paid-in capital	90,979,363	87,018,764
Accumulated other comprehensive (loss) income	(280,097)	156,480
Accumulated deficit	(74,937,610)	(56,796,613)
Total Shareholders' Equity	34,102,550	48,719,525
Total Liabilities and Shareholders' Equity	$ 45,873,678	$ 69,893,562